Description of the Plan (Details)			11 Months Ended		12 Months Ended
	Feb. 10, 2025 USD ($)	Jan. 23, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) year loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum number of outstanding loans allowed | loan					1
EBP 003
EBP, Description of Plan [Line Items]
Minimum age requirement for plan eligibility | year					21
Transfer in of net assets to plan	$ 4,131,766	$ 2,220,585			$ 4,131,766	$ 2,220,585
Transfer in of investments to plan	4,074,405
Transfer in of note receivable from participants to plan	$ 57,361
Maximum annual compensation to total compensation, percentage					75.00%
Requisite service period					90 days
Automatic deferral rate, annual increase					1.00%	1.00%
Vesting period					2 years
Minimum borrowing, amount			$ 1,000	$ 1,000	$ 1,000
Maximum borrowing, amount			$ 50,000	$ 50,000	$ 50,000
Maximum borrowing, to total account, percentage			50.00%	50.00%	50.00%
Basis spread on variable rate					1.00%
General loan, borrowing term					5 years
Primary residence, borrowing term					15 years
Maximum cash-out provision limit					$ 7,000	$ 5,000
Forfeited nonvested account, decrease from administrative expense					51,400	20,100
Forfeited nonvested account, decrease from employer contribution					715,169	684,367
Forfeited nonvested account			$ 88,218	$ 88,218	$ 88,218	$ 215,567
Qualified birth or adoption distributions, amount			$ 5,000
Qualified birth or adoption distributions, period for distribution			1 year
Qualified birth or adoption distributions, repayment period			3 years
EBP 003 | Vesting period one
EBP, Description of Plan [Line Items]
Vesting period				1 year
Vesting percentage				20.00%
EBP 003 | Vesting period two
EBP, Description of Plan [Line Items]
Vesting period				2 years
Vesting percentage				100.00%
EBP 003 | Matching contribution one
EBP, Description of Plan [Line Items]
Matching contribution, percentage					100.00%
Participant compensation matched, percentage					2.00%
EBP 003 | Matching contribution two
EBP, Description of Plan [Line Items]
Matching contribution, percentage					50.00%
EBP 003 | Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate					3.00%
EBP 003 | Minimum | Matching contribution two
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage					2.00%
EBP 003 | Minimum | EBP, Transition Contributions
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage					1.00%
EBP 003 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate					15.00%	15.00%
EBP 003 | Maximum | Matching contribution two
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage					8.00%
EBP 003 | Maximum | EBP, Transition Contributions
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage					6.00%